Income Taxes (Tables)	12 Months Ended
Dec. 28, 2013
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2013	2012
Loss before income taxes	$15,169,933	$9,315,360
Combined Canadian and US corporate tax rate	30.48%	28.85%
Expected income tax recovery	(4,623,968)	(2,654,878)

Increase (decrease) resulting from:
Permanent differences and others	255,649	468,899
Change in valuation allowance	5,155,729	2,324,647
Impact of foreign exchange changes	(564,191)	(101,609)
Impact of tax rate changes	(223,219)	(37,059)
Future income tax expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012
Property and equipment and intangible assets	$(168,845)	$89,513
Research and development costs	999,811	806,068
Share issue costs	165,590	196,805
Other finance costs	1,883	124,546
Loss carry forwards	10,999,463	5,824,372
	11,997,902	7,041,304
Valuation allowance	(12,197,033)	(7,041,304)
	$(199,131)	$-

Summary of Operating Loss Carryforwards [Table Text Block]
Year of Expiry	Canada	USA
2014	$992,010	$-
2015	1,119,758	-
2026	1,219,361	-
2027	1,346,174	-
2028	2,160,578	-
2029	2,744,383	-
2030	1,873,136	75,478
2031	2,960,048	594,348
2032	2,443,098	3,476,071
2033	4,814,151	9,361,551
	$21,672,697	$13,507,448